Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents (Note 3)	$ 8,529,162	$ 15,380,489
Term deposits (Note 4)	29,361,215	27,499,188
Marketable equity securities (Note 5)	1,175,892	98,053
Income tax receivable (Note 10)		8,091,104
Prepaid expense and other	289,488	458,939
Total current assets	39,355,757	51,527,773
Property, plant and equipment, net (Note 6)	384,390	1,416,152
Total assets	39,740,147	52,943,925
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	713,485	647,283
Severance accrual (Note 9)	743,511	531,981
Income tax payable (Note 10)	9,707,779
Contingent value rights (Note 2)		172,077
Total current liabilities	11,164,775	1,351,341
Total liabilities	11,164,775	$ 1,351,341
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued		0
Contributed surplus	20,625,372	$ 20,625,372
Stock options (Note 9)	23,661,590	23,561,301
Accumulated deficit	(318,392,763)	(295,273,771)
Total shareholders' equity	28,575,372	51,592,584
Total liabilities and shareholders' equity	$ 39,740,147	$ 52,943,925